NET REVENUES (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues
Licensing revenues	$ 0	$ 2,000	$ 2,000
Sales of Other products	5,577	3,994	7,702	$ 8,990	$ 5,003
Revenue	5,395	31,450	61,800	85,757	64,359
Movantik
Revenues
Revenues			$ 52,098	$ 76,767	$ 59,356
Movantik revenues	$ (182)	$ 25,456